Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables
Schedule Of other receivables

	12.31.2023	12.31.2022
Fair value in the purchase and sale of power (Note 34.2.10)	1,101,684	1,081,758
Services in progress (a)	328,972	369,916
CDE Transfer (11.1)	133,375	83,649
Materials and supplies for power electricity	61,317	58,367
Disposals and decommissioning in progress	48,228	39,768
Advance payments to employees	17,333	20,768
Contractual advances to suppliers	15,371	12,709
Bonus for voluntary consumption reduction	2,917	2,917
Employees transferred compensation to be recovered	503	1,261
Other receivables	93,372	157,719
	1,803,072	1,828,832
Current	949,732	897,380
Noncurrent	853,340	931,452
(a) Refers, most of which, to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.